                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

   SUPPLEMENT DATED DECEMBER 31, 2008 TO PROSPECTUSES DATED APRIL 28, 2008 AND
                                 JUNE 16, 2008

This Supplement is intended to supplement prospectuses dated April 28, 2008 and June 16, 2008 for certain "VENTURE(R) VARIABLE ANNUITY," "VENTURE III(R) VARIABLE ANNUITY," "VENTURE VANTAGE(R) VARIABLE ANNUITY," "VENTURE VISION(R) VARIABLE ANNUITY," "WEALTHMARK VARIABLE ANNUITY," and "WEALTHMARK ML3 VARIABLE ANNUITY" Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York ("Contracts").

--------------------------------------------------------------------------------
You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), including any prospectus supplements, and retain all documents for future reference. If you would like another copy of the annuity prospectus or a prospectus supplement, please contact our Annuities Service Office at 1-800-344-1029, or in New York State at 1-800-551-2078, to request a free copy. You may also visit our websites at www.jhannuities.com or www.jhannuitiesnewyork.com.
--------------------------------------------------------------------------------

CLOSING OF PRINCIPAL PLUS FOR LIFE RIDER

The Principal Plus for Life optional benefit Rider described in the annuity prospectuses and the prospectus supplements will no longer be available for purchase on or after January 12, 2009 either through direct purchase or through any Rider exchange program. Effective January 12, 2009, please disregard all references in the annuity prospectuses and supplements to the availability for purchase or exchange of a Principal Plus for Life optional benefit Rider.

We will continue to make the Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider available for purchase.

CLOSING OF PRINCIPAL RETURNS RIDER

The Principal Returns optional benefit Rider described in the annuity prospectuses and the prospectus supplements will no longer be available for purchase on or after January 12, 2009 either through direct purchase or through any Rider exchange program. Effective January 12, 2009, please disregard all references in the annuity prospectuses and supplements to the availability for purchase or exchange of a Principal Returns optional benefit Rider.

This Supplement applies to Contracts purchased on or after January 12, 2009 and to Contracts purchased prior to January 12, 2009 that do not have either a Principal Plus for Life Rider or a Principal Returns Rider. For Contracts purchased prior to January 12, 2009 with one of these Riders (i.e., a Principal Plus for Life Rider or a Principal Returns Rider), this Supplement does not apply; for those Contracts there is no change to the benefits and coverage provided by the Rider, and no change to the annuity prospectus.

You should retain this Supplement for future reference.

                       SUPPLEMENT DATED DECEMBER 31, 2008

1307225:0109   333-71072   333-71074    333-83558
               333-70728   333-138846   333-61283
               333-70730   033-79112
               333-70850   033-46217

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

      SUPPLEMENT DATED JANUARY 1, 2009 TO PROSPECTUSES DATED APRIL 28, 2008
                      AND PROSPECTUSES DATED JUNE 16, 2008

                   Restrictions on Contracts intended for use
                       with Section 403(b) Qualified Plans
                         ("Tax-Sheltered Annuity Plans")

This Supplement is intended to supplement prospectuses dated April 28, 2008 and prospectuses dated June 16, 2008 for Contracts issued before January 1, 2009 by John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company (hereinafter collectively referred to as "we" or the "Company") that bear the title of one or more of the following variable annuity contracts (the "Contracts"):

Venture(R) Variable Annuity           Independence Variable Annuity
Venture(R) Vantage Variable Annuity   Independence 2000 Variable Annuity
Venture III(R) Variable Annuity       Independence Preferred Variable Annuity
Venture(R) Vision Variable Annuity    Patriot Variable Annuity
Venture(R) Strategy Variable Annuity  Revolution Access Variable Annuity
Wealthmark Variable Annuity           Revolution Extra Variable Annuity
Wealthmark ML3 Variable Annuity       Revolution Value Variable Annuity
Accommodator Variable Annuity         Revolution Value II Variable Annuity
Accommodator 2000 Variable Annuity    Wealth Builder Variable Annuity
Declaration Variable Annuity

--------------------------------------------------------------------------------
You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), and retain both documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Office at: 1-800-344-1029 or, for New York
Contracts: 1-800-551-2078, or for Contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company:
1-800-824-0335, to request a free copy. You may also visit our websites at www.jhannuities.com or www.jhannuitiesnewyork.com.
--------------------------------------------------------------------------------

Purpose of this Supplement

This Supplement revises the annuity prospectus to describe:

     - restrictions on the availability of Contracts for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan; and

     - changes to our administrative procedures for Contracts issued in connection with a retirement plan intended to qualify as a Section 403(b) Qualified Plan.

Section 403(b) of the Internal Revenue Code (the "Code") permits public schools and certain types of tax-exempt organizations to maintain retirement plans ("Section 403(b) Qualified Plans") through which employers purchase annuity contracts for their employees. New Treasury regulations under Section 403(b) became effective on January 1, 2009 with respect to Contracts intended for use with Section 403(b) Qualified Plans and we make the following changes effective January 1, 2009:

Additional Purchase Payments

We will not accept additional purchase payments in the form of salary reduction, matching or other similar contributions in the absence of an agreement with your
Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement") including a written determination by your employer, the Plan administrator, or the Plan sponsor of your Section 403(b) Qualified Plan, that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance"). Matching or other employer contributions to Contracts issued on or after January 1, 2009 will be subject to restrictions on withdrawals specified in the Section 403(b) Qualified Plan.

We will not knowingly accept transfers, in the absence of an Information Sharing Agreement including a Certificate of Compliance, from another existing annuity contract or other investment under a Section 403(b) Qualified Plan to a previously issued Contract used in a Section 403(b) Qualified Plan. Such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.

In the event that we do not receive the required documentation and you nonetheless direct us to proceed with the additional purchase payments, the purchase payment may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b). In this event, your Contract may not be qualified and may result in additional adverse tax consequences to you.

Transfers; Ownership of the Contract

Generally, you may not sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a Contract used in a Section 403(b) Qualified Plan or some or all of such a Contract's value to any person other than us without the consent of an employer, a Plan administrator or a Plan sponsor. A request to transfer ownership must be accompanied by an Information Sharing Agreement including a Certificate of Compliance ("Required Documentation"). In the event we do not receive the Required Documentation and you nonetheless direct us to proceed with the transfer, the transfer may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b) (which may result in additional adverse tax consequences to you). Please see the Appendix to the annuity prospectus entitled "Qualified Plan Types" for further detailed information.

Withdrawals

Exercise of the withdrawal right for each withdrawal under the Contract may be subject to the terms of the Section 403(b) Qualified Plan and may require the consent of the employer, the Plan administrator or the Plan sponsor, as well as the participant's spouse, under Section 403(b) of the Code and applicable Treasury Regulations.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the withdrawal, your Contract may no longer be qualified under Section 403(b) (which may result in additional adverse tax consequences to you). Employer consent is not required when we have received documentation in a form acceptable to us confirming that you have reached age 59 1/2, separated from service, died or become disabled.

Loans

We will not permit nor support loans from Contracts issued on or after January 1, 2009 in connection with 403(b) Qualified Plans. We continue to offer a loan privilege for certain types of Contracts issued prior to January 1, 2009 in connection with Section 403(b) Qualified Plans. To be eligible for a loan:

     - the Contract must not be subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA);

     - the Owner must not have elected a guaranteed minimum withdrawal benefit Rider; and

     - the employer, the Plan administrator or the Plan sponsor must give notice and consent to us of the exercise of the loan privilege, accompanied by an Information Sharing Agreement including a Certificate of Compliance ("Required Documentation"). Loans from a
          Section 403(b) Qualified Plan, where allowed, are subject to a variety of limitations, including receipt of Required Documentation and restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid.

In the event that we do not receive the Required Documentation for a loan that we permit and you nonetheless direct us to proceed with the loan, the loan may be treated as a taxable transaction. If so, your Contract may no longer be qualified under Section 403(b) (which may result in additional adverse tax consequences to you).

Collecting and Using Information

Through your participation in a retirement plan intended to qualify under
Section 403(b), the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as contract values, purchase payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under the Section 403(b) Qualified Plan, and among their employees. By applying for or purchasing a Contract for use in a Section 403(b) Qualified Plan or by intending to make an additional purchase payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract for use in a Section 403(b) Qualified Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.

Further Information

You should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the Plan. Please see the section entitled "Tax-Sheltered Annuities" in the Appendix to the annuity prospectus entitled "Qualified Plan Types" for further detailed information. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

                         SUPPLEMENT REGARDING FEE TABLES

The following disclosure supplements the table describing the operating expenses for each of the Portfolios found in section III of the annuity prospectus entitled "Fee Tables." The "Other Expenses" column in the Portfolio expense table is revised to include the following language in a footnote:

          Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees waived under existing and future expense limitation or waiver arrangements, but only as to those expenses and fees waived subsequent to January 1, 2009. The Adviser may recapture such expenses and fees for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED JANUARY 1, 2009

0109   333-70728   033-79112    333-81103
       333-70730   033-46217    002-38827
       333-70850   333-83558    033-34813
       333-71072   333-138846   033-15672
       333-71074   333-61283    033-82646
       333-70864                033-82648
                                033-64947
                                333-84769
                                333-84767
                                333-81127

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

            Supplement dated December 31, 2008, to PROSPECTUSES dated
                                 April 28, 2008,
                               June 16, 2008, and
                                 August 18, 2008

             Temporary Waiver of Required Minimum Distribution Rules
                                       for
                      Certain Retirement Plans and Accounts

On December 23, 2008, the Worker, Retiree, and Employer Recovery Act of 2008 (the "Act") was signed into law. This Supplement provides information on:

     - a temporary waiver under the Act from required minimum distribution ("RMD") rules in 2009 for certain tax-qualified retirement plans (including IRAs); and

     - your need to notify us if you wish to suspend systematic withdrawals of RMD amounts under a Contract intended for use with a tax-qualified retirement plan (including an IRA).

This Supplement is intended to supplement prospectuses dated April 28, 2008 and June 16, 2008 for certain "VENTURE OPPORTUNITY(R) A SHARE VARIABLE ANNUITY," "VENTURE OPPORTUNITY(R) B SHARE VARIABLE ANNUITY," "VENTURE(R) VARIABLE ANNUITY," "VENTURE III(R) VARIABLE ANNUITY," "VENTURE VANTAGE(R) VARIABLE ANNUITY," "VENTURE VISION(R) VARIABLE ANNUITY," "VENTURE STRATEGY(R) VARIABLE ANNUITY," "WEALTHMARK VARIABLE ANNUITY" and "WEALTHMARK ML3 VARIABLE ANNUITY," and prospectuses dated August 18, 2008 for "GIFL ROLLOVER VARIABLE ANNUITY" Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), and retain all documents for future reference. If you would like another copy of the annuity prospectus, please contact us at our Annuities Service Center:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)            JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
ANNUITIES SERVICE CENTER    MAILING ADDRESS             ANNUITIES SERVICE CENTER    MAILING ADDRESS
164 Corporate Drive         Post Office Box 9505        164 Corporate Drive         Post Office Box 9506
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505   Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9506
(617) 663-3000 or           www.jhannuities.com         (877) 391-3748 or           www.jhannuitiesnewyork.com
(800) 344-1029                                          (800) 551-2078

This following discussion of RMD requirements and the Act is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should seek independent tax advice for information on the impact of RMD requirements to your circumstances.

WHAT, IN GENERAL, ARE RMD RULES?

Employer-provided qualified retirement plans and individual retirement accounts and annuities (IRAs) are subject to RMD rules under section 401(a)(9) of the Internal Revenue Code of 1986, as amended ("Code"). The RMD rules also apply to deferred compensation plans under section 457 of the Code that are maintained by governmental employers.

RMDs generally must begin by April 1 of the calendar year following the calendar year in which the individual (employee or IRA owner) reaches age 70 1/2. However, in the case of an employer-provided qualified retirement plan, the RMD date for an individual who has reached age 70 1/2 is delayed to April 1 of the year following the year in which the individual retires provided he or she is not a 5% owner of the employer maintaining the plan. If an individual dies before that person's required beginning date, there are after-death RMD rules that can be satisfied under a life expectancy rule or a five-year rule. Under the five-year rule, the individual's entire account must be distributed no later than December 31 of the calendar year containing the fifth anniversary of the individual's death. Roth IRAs are not subject to the minimum distribution rules during the IRA owner's lifetime. However, Roth IRAs are subject to the post-death minimum distribution rules that apply to traditional IRAs. For Roth IRAs, the IRA owner is treated as having died before the individual's required beginning date and only the life expectancy rule and the five year rule apply.

Treasury Regulations specify how RMDs should be determined each year. There are special rules in the case of annuity payments from an insurance contract, and rules that specify how to determine RMDs following death of an individual. A special after-death rule applies for an IRA if the beneficiary of the IRA is the surviving spouse.

Failure to take an RMD triggers a 50% federal excise tax, payable by the individual or the individual's beneficiary. The tax is imposed during the taxable year that begins with or within the calendar year during which the distribution was required, but may be waived under certain circumstances.

HOW DOES THE ACT AFFECT MINIMUM DISTRIBUTION REQUIREMENTS?

Under the Act, no minimum distribution is required for calendar year 2009 from individual retirement plans and employer-provided "defined contribution" retirement plans. The next RMD under these types of plans would be for calendar year 2010. This relief applies to life-time distributions to employees and IRA owners and after-death distributions to beneficiaries.

In the case of an individual who attains age 70 1/2 in 2009 (i.e., the individual's required beginning date under current law is April 1, 2010), no distribution is required for 2009 and no distribution will be required to be made by April 1, 2010.

If the five year rule applies to the payment of death benefit amounts, the Act provides that the five year period is determined without regard to calendar year 2009. For example, if an individual dies in 2007, the Act provides that the five year period ends in 2013 instead of 2012.

The Act does not change:

     - the requirement for an individual who attains age 70 1/2 in 2008 to begin RMDs, if not made during 2008, by April 1, 2009; and

     -    any RMD for calendar years after 2009.

In the case of an employer-provided plan, the Act also provides that if a plan makes a distribution in 2009 that is an "eligible rollover distribution" (but would have been an RMD if not for the Act's waiver of 2009 requirements), the plan may, but is not required to, offer an employee the ability to make a direct rollover of that amount and provide the employee with a written explanation of the requirement. If the employee elects to receive the distribution, the distribution is not subject to mandatory 20% federal income tax withholding.

HOW DOES THE WAIVER OF MINIMUM DISTRIBUTION REQUIREMENTS IN 2009 AFFECT A SYSTEMATIC WITHDRAWAL PLAN UNDER MY CONTRACT?

Unless you notify us otherwise, we will continue to process systematic withdrawals that you have pre-authorized for an RMD amount. Please read the annuity prospectus carefully for additional information about the systematic withdrawal program(s) offered under your Contract.

--------------------------------------------------------------------------------
You may not be required to take an RMD from a Contract in 2009. If you take a pre-authorized systematic withdrawal for a "required minimum distribution" amount in 2009, the withdrawal: (i) may be subject to income tax and, if your Rider calculates an annual guaranteed amount before age 59 1/2, a 10% IRS penalty tax; (ii) may reduce the death benefit and other optional benefits; and
(iii) may cancel your eligibility to earn a Bonus under the provisions of your guaranteed minimum withdrawal benefit Rider during any Contract Year in which you receive a payment under the systematic withdrawal program.
--------------------------------------------------------------------------------

HOW DO I NOTIFY YOU TO SUSPEND SYSTEMATIC WITHDRAWALS OF THE REQUIRED MINIMUM DISTRIBUTION AMOUNT UNDER MY CONTRACT IN 2009?

Call or write us if you wish to defer your RMD for 2009.

JOHN HANCOCK LIFE INSURANCE   JOHN HANCOCK LIFE INSURANCE
COMPANY (U.S.A.)              COMPANY OF NEW YORK
ANNUITIES SERVICE CENTER      ANNUITIES SERVICE CENTER
Post Office Box 9505          Post Office Box 9506
Portsmouth, NH 03802-9505     Portsmouth, NH 03802-9506
(800) 344-1029                (800) 551-2078

IF I RECEIVE A DISTRIBUTION FROM MY CONTRACT IN 2009 FOR A "REQUIRED" MINIMUM DISTRIBUTION AMOUNT, MAY I RETURN IT TO THE CONTRACT?

If you would like to defer your RMD for 2009 but have already received a scheduled distribution, call our Annuities Service Center at the number above within 60 days of receipt of your distribution to discuss your options.

                       SUPPLEMENT DATED DECEMBER 31, 2008

1303143:1208   333-71072    333-138846
               333-70728    033-79112
               333-70850    333-83558
               333-71074    333-61283
               333-70730    333-146698
               333-70864    333-149421
               333-146591   033-46217